Tangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Tangible Assets Abstract
Schedule of tangible assets

Thousand of Reais
Cost	Land and buildings	Furniture, Equipment, and Vehicles	Leased Fixed Assets	Facilities	Improvements to third party properties	Fixed Assets in Progress	Total
Balance on December 31, 2023	2,644,882	7,896,258	3,266,685	1,870,381	4,075,464	110,171	19,863,841
Additions	440	450,877	130,696	29,535	138,179	105,267	854,994
Write-off	(47,160)	(516,980)	-	(133,840)	(650,968)	(394)	(1,349,342)
Cancellation of lease agreements	-	-	(601,124)	-	-	-	(601,124)
Transfers	-	82,214	-	7,169	20,306	(109,689)	-
Balance on December 31, 2024	2,598,162	7,912,369	2,796,257	1,773,245	3,582,981	105,355	18,768,369

Additions	-	307,624	361,295	33,709	80,028	138,705	921,361
Write-off	(83,429)	(1,736,033)	(17,915)	(121,931)	(614,920)	(171)	(2,574,398)
Cancellation of lease agreements	-	-	(1,324,249)	-	-	-	(1,324,249)
Transfers	(4,421)	51,558	-	27,566	30,441	(105,143)	-
Balance on December 31, 2025	2,510,312	6,535,519	1,815,388	1,712,588	3,078,529	138,746	15,791,082

Accumulated depreciation	Land and buildings	Furniture, Equipment, and Vehicles	Leased Fixed Assets	Facilities	Improvements to third party properties	Fixed Assets in Progress	Total
Balance on December 31, 2023	(1,033,630)	(5,386,398)	(1,873,759)	(1,427,031)	(3,052,923)	-	(12,773,741)
Additions	(84,982)	(831,244)	(390,712)	(89,836)	(189,503)		(1,586,277)
Write-off	39,899	429,930	527,577	115,207	504,441		1,617,054
Balance on December 31, 2024	(1,078,713)	(5,787,712)	(1,736,894)	(1,401,660)	(2,737,985)	-	(12,742,964)

Additions	(69,933)	(491,174)	(294,817)	(83,263)	(147,848)	-	(1,087,034)
Write-off	23,460	1,553,784	933,570	100,465	476,303	-	3,087,582
Balance on December 31, 2025	(1,125,186)	(4,725,102)	(1,098,140)	(1,384,458)	(2,409,529)	-	(10,742,416)

Impairment losses:
Balance on December 31, 2023	(4,537)	-	-	-	-	-	(4,537)

Impacts on results	1,034						1,034
Balance on December 31, 2024	(3,503)	-	-	-	-		(3,503)

Impacts on results	970	-	-	-	-		970
Balance on December 31, 2025	(2,533)	-	-	-	-		(2,533)

Book Value
Balance on December 31, 2024	1,515,947	2,124,655	1,059,363	371,585	844,996	105,354	6,021,900
Balance on December 31, 2025	1,382,593	1,810,417	717,247	328,130	669,000	138,746	5,046,133